VARIABLE INTEREST ENTITIES (VIEs)	6 Months Ended
Jun. 30, 2016
VARIABLE INTEREST ENTITIES [Abstract]
VARIABLE INTEREST ENTITIES (VIEs)
VARIABLE INTEREST ENTITIES (VIEs)

Eskimo SPV

As of June 30, 2016, we leased the Golar Eskimo from a VIE under a finance lease with a wholly-owned subsidiary (“Eskimo SPV”) of China Merchants Bank Leasing (“CMBL”). Eskimo SPV is a newly formed special purpose vehicle (SPV).

In November 2015, we sold the Golar Eskimo to Eskimo SPV and subsequently leased back the vessel under a bareboat charter for a term of ten years. From the third year anniversary of the commencement of the bareboat charter, we have an annual option to repurchase the vessel at fixed pre-determined amounts, with an obligation to repurchase the vessel at the end of the ten year lease period.

While we do not hold any equity investment in Eskimo SPV, we have determined that we have a variable interest in Eskimo SPV and that Eskimo SPV is a VIE. Based on our evaluation of the bareboat agreement we have concluded that we are the primary beneficiary of Eskimo SPV and, accordingly, have consolidated Eskimo SPV into our financial results. We did not record any gain or loss from the sale of the Golar Eskimo to Eskimo SPV, and we continued to report the vessel in our consolidated financial statements at the same carrying value, as if the sale had not occurred.

The equity attributable to CMBL in Eskimo SPV is included in non-controlling interests in our consolidated results. As of June 30, 2016, the Golar Eskimo is reported under “Vessels and equipment, net” in our consolidated balance sheet.

The following table gives a summary of the sale and leaseback arrangement, including repurchase options and obligation as of June 30, 2016:

Vessel	Effective from	Sales value (in $ millions)	First repurchase option (in $ millions)	Month of first repurchase option	Repurchase obligation at end of lease term (in $ millions)	End of lease term
Golar Eskimo	November 2015	285.0	225.8	November 2018	128.3	November 2025

A summary of our payment obligations under the bareboat charter with Eskimo SPV as of June 30, 2016 is shown below:

(in thousands of $)	2016(1)	2017	2018	2019	2020	After 2020
Golar Eskimo*	6,412	12,825	12,825	12,825	12,824	61,982

(1) For the six months ended December 31, 2016.
*This table excludes variable rental payments due under the lease. Based on an assumed LIBOR of 0.36% plus margin, additional payments totaling $83.1 million should be payable over the lifetime of the lease.

The impact of Eskimo SPV’s assets and liabilities that most significantly impact our consolidated balance sheet is as follows:

(in thousands of $)	Golar Eskimo
Assets
Restricted cash	94

Liabilities
Long-term debt	241,212

Restricted cash represents cash in Eskimo SPV which is not available for use by us.

Tundra Corp

The Tundra Acquisition closed in May 2016. Concurrent with the closing we entered into the Tundra Letter Agreement, which, among other things, provides that if for any reason the Golar Tundra has not commenced operations under its charter with West African Gas Limited (“WAGL”) by May 23, 2017, we have the right to require that Golar repurchase the shares of Tundra Corp at a price equal to the original purchase price (the “Tundra Put Option”). Accordingly, we have determined that (1) Tundra Corp is a VIE and (2) until the Tundra Put Option expires, Golar is the primary beneficiary of Tundra Corp. Thus, Tundra Corp will not be consolidated into our financial statements until the Tundra Put Option expires (see note 8).

In November 2015, prior to the Tundra Acquisition, Tundra Corp sold the Golar Tundra to a subsidiary of CMBL (the “Tundra SPV”) for $254.6 million and subsequently leased back the vessel under a bareboat charter (the “Tundra Lease”). Upon the completion of the Tundra Acquisition, Golar’s prior guarantee of Tundra Corp’s obligations under the Tundra Lease terminated, and we became the primary obligor under the Tundra Lease. Thus, despite the fact that Tundra Corp is currently not consolidated into our financial results, we are liable for charter hire payments due under the Tundra Lease.

The following table gives a summary of the sale and leaseback arrangement, including repurchase options and obligation as of June 30, 2016:

Vessel	Effective from	Sales value (in $ millions)	First repurchase option (in $ millions)	Month of first repurchase option	Repurchase obligation at end of lease term (in $ millions)	End of lease term
Golar Tundra	November 2015	254.6	194.1	November 2018	114.6	November 2025

A summary of our payment obligations under the bareboat charter with Tundra SPV as of June 30, 2016 is shown below:

(in thousands of $)	2016(1)	2017	2018	2019	2020	After 2020
Golar Tundra*	5,931	11,863	11,863	11,863	11,863	57,336

(1) For the six months ended December 31, 2016.
*This table excludes variable rental payments due under the lease. Based on an assumed LIBOR of 0.38% plus margin, additional payments totaling $73.7 million should be payable over the lifetime of the lease.

PT Golar Indonesia

We consolidated PTGI, which owns the NR Satu, in our consolidated financial statements effective September 28, 2011. PTGI became a VIE and we became its primary beneficiary upon our agreement to acquire all of Golar’s interests in certain subsidiaries that own and operate the NR Satu on July 19, 2012. We consolidate PTGI as we hold all of the voting stock and control all of the economic interests in PTGI.